Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss)
Net Income (Loss)	$ 53,237	$ (2,649)	$ 110,255
Other comprehensive loss, net:
Net change related to employee benefit plans, net of tax of $9,224, $38,822 and $2,040 for 2012, 2011 and 2010, respectively	(11,714)	(67,061)	(3,105)
Unrealized loss on short-term and long-term investments, net of tax of $468 for 2010			(717)
Total other comprehensive loss, net	(11,714)	(67,061)	(3,822)
Total comprehensive income (loss), net	$ 41,523	$ (69,710)	$ 106,433